Consolidated Statements of Cash Flows (Parenthetical) - Common Stock [Member]	6 Months Ended
Jun. 30, 2024 shares
Number of sevice issued, shares	529,452
Common Stock issued shares	222,222,000
Emergen Energy L L C [Member]
Equity interest percentage	100.00%